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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21108


                   	  Pioneer Fundamental Growth Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

           Pioneer Fundamental Growth Fund
           Schedule of Investments 6/30/09 (unaudited)

Shares                                                              Value
           COMMON STOCKS - 98.2 %
           Energy - 5.9 %
           Integrated Oil & Gas - 3.8 %
7,500      Chevron Corp.                                         $   496,875
31,250     Exxon Mobil Corp.                                       2,184,687
                                                                 $ 2,681,562
           Oil & Gas Equipment & Services - 2.1 %
44,400     National-Oilwell Varco, Inc. *                        $ 1,450,104
           Total Energy                                          $ 4,131,666
           Materials - 8.0 %
           Fertilizers & Agricultural Chemicals - 1.6 %
15,755     Monsanto Co.                                          $ 1,171,227
           Gold - 2.7 %
45,730     Newmont Mining Corp.                                  $ 1,868,985
           Industrial Gases - 3.7 %
36,170     Praxair, Inc.                                         $ 2,570,602
           Total Materials                                       $ 5,610,814
           Capital Goods - 6.6 %
           Aerospace & Defense - 4.2 %
26,075     Northrop Grumman Corp. *                              $ 1,191,106
32,955     United Technologies Corp.                               1,712,342
                                                                 $ 2,903,448
           Industrial Conglomerates - 2.4 %
28,245     3M Co.                                                $ 1,697,525
           Total Capital Goods                                   $ 4,600,973
           Transportation - 2.1 %
           Air Freight & Couriers - 2.1 %
28,730     United Parcel Service, Inc.                           $ 1,436,213
           Total Transportation                                  $ 1,436,213
           Media - 0.9 %
           Movies & Entertainment - 0.9 %
27,245     Viacom, Inc. (Class B) *                              $   618,462
           Total Media                                           $   618,462
           Retailing - 4.3 %
           Apparel Retail - 4.3 %
66,770     Ross Stores, Inc.                                     $ 2,577,322
12,810     TJX Co., Inc.                                             403,003
                                                                 $ 2,980,325
           Total Retailing                                       $ 2,980,325
           Food & Drug Retailing - 4.7 %
           Drug Retail - 4.7 %
102,100    CVS/Caremark Corp.                                    $ 3,253,927
           Total Food & Drug Retailing                           $ 3,253,927
           Food, Beverage & Tobacco - 6.5 %
           Soft Drinks - 6.5 %
47,990     Coca-Cola Co.                                         $ 2,303,040
41,100     PepsiCo, Inc.                                           2,258,856
                                                                 $ 4,561,896
           Total Food, Beverage & Tobacco                        $ 4,561,896
           Household & Personal Products - 1.7 %
           Household Products - 1.7 %
11,840     Colgate-Palmolive Co.                                 $   837,562
6,930      Procter & Gamble Co. *                                    354,123
                                                                 $ 1,191,685
           Total Household & Personal Products                   $ 1,191,685
           Health Care Equipment & Services - 6.1 %
           Health Care Equipment - 6.1 %
29,945     Baxter International, Inc.                            $ 1,585,887
9,620      Edwards Lifesciences Corp. *                              654,449
57,465     Medtronic, Inc. *                                       2,004,954
                                                                 $ 4,245,290
           Total Health Care Equipment & Services                $ 4,245,290
           Pharmaceuticals & Biotechnology - 11.1 %
           Biotechnology - 2.4 %
36,550     Gilead Sciences, Inc. *                               $ 1,712,002
           Life Sciences Tools & Services - 4.1 %
69,530     Thermo Fisher Scientific, Inc. *                      $ 2,834,738
           Pharmaceuticals - 4.6 %
77,740     Bristol-Myers Squibb Co.                              $ 1,578,899
32,723     Teva Pharmaceutical Industries, Ltd.                    1,614,553
                                                                 $ 3,193,452
           Total Pharmaceuticals & Biotechnology                 $ 7,740,192
           Diversified Financials - 2.3 %
           Specialized Finance - 2.3 %
14,365     IntercontinentalExchange, Inc. *                      $ 1,641,058
           Total Diversified Financials                          $ 1,641,058
           Insurance - 4.1 %
           Property & Casualty Insurance - 4.1 %
705        Berkshire Hathaway, Inc. (Class B) *                  $ 2,041,490
52,930     Progressive Corp. *                                       799,772
                                                                 $ 2,841,262
           Total Insurance                                       $ 2,841,262
           Software & Services - 15.9 %
           Data Processing & Outsourced Services - 5.1 %
79,810     Western Union Co.                                     $ 1,308,884
13,420     MasterCard, Inc. (b)                                    2,245,300
                                                                 $ 3,554,184
           Internet Software & Services - 3.9 %
6,530      Google, Inc. *                                        $ 2,752,983
           Systems Software - 6.9 %
114,390    Microsoft Corp.                                       $ 2,719,050
98,220     Oracle Corp.                                            2,103,872
                                                                 $ 4,822,922
           Total Software & Services                             $11,130,089
           Technology Hardware & Equipment - 13.5 %
           Communications Equipment - 6.7 %
139,030    Cisco Systems, Inc. *                                 $ 2,591,517
45,410     Qualcomm, Inc.                                          2,052,532
                                                                 $ 4,644,049
           Computer Hardware - 6.8 %
20,815     Apple, Inc. *                                         $ 2,964,680
46,160     Hewlett-Packard Co.                                     1,784,084
                                                                 $ 4,748,764
           Total Technology Hardware & Equipment                 $ 9,392,813
           Semiconductors - 4.5 %
           Semiconductors - 4.5 %
142,210    Intel Corp.                                           $ 2,353,576
36,595     Texas Instruments, Inc.                                   779,474
                                                                 $ 3,133,050
           Total Semiconductors                                  $ 3,133,050
           TOTAL COMMON STOCKS                                   $68,509,715
           (Cost  $65,055,240)
Principal
Amount ($)
           TEMPORARY CASH INVESTMENTS - 3.0 %
           Securities Lending Collateral  - 3.0 % (c)
           Certificates of Deposit:
46,179     Abbey National Plc, 1.27%, 8/13/09                    $   46,179
69,269     Royal Bank of Canada NY, 1.19%, 8/7/09                    69,269
83,122     Svenska Bank NY, 1.48%, 7/8/09                            83,122
92,267     Cafco, 0.40%, 10/1/09                                     92,267
64,600     Ciesco, 0.40%, 9/1/09                                     64,600
69,264     Fasco, 0.25%, 7/10/09                                     69,264
92,274     Kithaw, 0.40%, 9/21/09                                    92,274
92,335     Merrill Lynch, 0.61%, 8/14/09                             92,335
92,358     CBA, 1.35%, 7/16/09                                       92,358
92,358     Societe Generale, 1.06%, 9/4/09                           92,358
92,358     U.S. Bank NA, 0.76%, 8/24/09                              92,358
                                                                 $  886,384
           Commercial Paper:
92,358     Monumental Global Funding, Ltd., 1.28%, 8/17/09           92,358
46,179     CME Group, Inc., 1.21%, 8/6/09                            46,179
69,294     GE, 0.47%, 9/18/09                                        69,294
18,642     GE, 0.79%, 10/26/09                                       18,642
90,696     American Honda Finance Corp., 1.27%, 7/14/09              90,696
92,358     HSBC Bank, Inc., 1.31%, 8/14/09                           92,358
23,090     IBM, 0.88%, 9/25/09                                       23,090
83,122     New York Life Global, 0.75%, 9/4/09                       83,122
                                                                 $  515,739
           Tri-party Repurchase Agreements:
258,603    Deutsche Bank, 0.08%, 7/1/09                          $  258,603
307,916    Barclays Capital Markets, 0.01%, 7/1/09                  307,916
                                                                 $  566,519
Shares
           Money Market Mutual Fund:
92,358     JPMorgan U.S. Government Money Market Fund            $   92,358
           Total Securities Lending Collateral                   $2,061,000
           TOTAL TEMPORARY CASH INVESTMENTS                      $2,061,000
           (Cost  $2,061,000)
           TOTAL INVESTMENT IN SECURITIES - 101.2 %              $70,570,715
           (Cost  $67,116,240)(a)
           OTHER ASSETS AND LIABILITIES - (1.2) %                $ (813,654)
           TOTAL NET ASSETS - 100.0 %                            $69,757,061

(A.D.R.)   American Depositary Receipt.

*          Non-income producing security.

(a) At June 30, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $67,163,112 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost             $4,703,061

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value              (1,295,458)

           Net unrealized gain                                   $3,407,603

(b)        At June 30, 2009, the following security was out on loan:

Shares                            Security                          Value
12,000     MasterCard, Inc.                                      $2,007,720
           Total                                                 $2,007,720

(c)        Securities lending collateral is managed by Credit Suisse, New York
Branch.

           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of June 30, 2009, in valuing the Fund's assets:

               Level 1       Level 2    Level 3     Total
Common Stocks  68,509,715                          68,509,715
Temporary Cash Investments
               92,358        1,968,642             2,061,000
Total          68,602,073    1,968,642       0     70,570,715


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Fundamental Growth Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 28, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 28, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date August 28, 2009

* Print the name and title of each signing officer under his or her signature.